Fair Value Measurements - Summary of Estimated Fair Value and Level of the Contingent Consideration Liability (Detail) - Contingent Consideration Liability [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 1,841
Ending balance		$ 1,841
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair market value	159
Payment	$ (2,000)
Transfer in		1,841
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		2,879
Change in fair market value		962
Payment		(2,000)
Transfer out		$ (1,841)